Impact Bond Fund Expense Example - Impact Bond Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	872
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	$ 1,423